Distribution Date:	10/13/21	GS Mortgage Securities Corporation II
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-GC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20			trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto	karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place, | Santa Ana, CA 92705
		Controlling Class	Seer Capital Partners Master Fund L.P.
Historical Liquidated Loan Detail	25	Representative
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36253BAQ6	1.290000%	36,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253BAR4	2.903000%	8,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253BAS2	3.516000%	197,682,000.00	51,389,669.46	0.00	150,571.73	0.00	0.00	150,571.73	51,389,669.46	38.89%	30.00%
A-4	36253BAT0	3.587000%	160,000,000.00	160,000,000.00	0.00	478,266.67	0.00	0.00	478,266.67	160,000,000.00	38.89%	30.00%
A-5	36253BAU7	3.862000%	217,072,000.00	217,072,000.00	0.00	698,610.05	0.00	0.00	698,610.05	217,072,000.00	38.89%	30.00%
A-AB	36253BAV5	3.467000%	52,638,000.00	25,573,648.63	832,601.53	73,886.53	0.00	0.00	906,488.06	24,741,047.10	38.89%	30.00%
A-S	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00	32.57%	25.13%
B	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00	22.85%	17.63%
C	36253BBB8	4.689066%	38,458,000.00	38,458,000.00	0.00	150,276.76	0.00	0.00	150,276.76	38,458,000.00	17.66%	13.63%
D	36253BAE3	4.689066%	60,092,000.00	60,092,000.00	0.00	234,812.80	0.00	0.00	234,812.80	60,092,000.00	9.56%	7.38%
E	36253BAG8	3.582000%	16,826,000.00	16,826,000.00	0.00	50,225.61	0.00	0.00	50,225.61	16,826,000.00	7.29%	5.63%
F	36253BAJ2	3.582000%	20,431,000.00	20,431,000.00	0.00	60,986.53	0.00	0.00	60,986.53	20,431,000.00	4.54%	3.50%
G*	36253BAL7	3.582000%	33,651,512.00	33,651,512.00	0.00	67,669.24	0.00	0.00	67,669.24	33,651,512.00	0.00%	0.00%
S	36253BBC6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253BAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,465,514.00	742,475,830.09	832,601.53	2,389,822.21	0.00	0.00	3,222,423.74	741,643,228.56

Notional Certificates
X-A	36253BAW3	0.947083%	719,897,000.00	500,907,318.09	0.00	395,334.20	0.00	0.00	395,334.20	500,074,716.56
X-B	36253BAX1	0.298066%	72,110,000.00	72,110,000.00	0.00	17,911.29	0.00	0.00	17,911.29	72,110,000.00
X-C	36253BAA1	1.107066%	16,826,000.00	16,826,000.00	0.00	15,522.91	0.00	0.00	15,522.91	16,826,000.00
X-D	36253BAC7	1.107066%	54,082,512.00	54,082,512.00	0.00	49,894.10	0.00	0.00	49,894.10	54,082,512.00
Notional SubTotal			862,915,512.00	643,925,830.09	0.00	478,662.50	0.00	0.00	478,662.50	643,093,228.56

Deal Distribution Total					832,601.53	2,868,484.71	0.00	0.00	3,701,086.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253BAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253BAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253BAS2	259.96129875	0.00000000	0.76168660	0.00000000	0.00000000	0.00000000	0.00000000	0.76168660	259.96129875
A-4	36253BAT0	1,000.00000000	0.00000000	2.98916669	0.00000000	0.00000000	0.00000000	0.00000000	2.98916669	1,000.00000000
A-5	36253BAU7	1,000.00000000	0.00000000	3.21833332	0.00000000	0.00000000	0.00000000	0.00000000	3.21833332	1,000.00000000
A-AB	36253BAV5	485.84005148	15.81749934	1.40367282	0.00000000	0.00000000	0.00000000	0.00000000	17.22117216	470.02255215
A-S	36253BAY9	1,000.00000000	0.00000000	3.42750000	0.00000000	0.00000000	0.00000000	0.00000000	3.42750000	1,000.00000000
B	36253BAZ6	1,000.00000000	0.00000000	3.65916669	0.00000000	0.00000000	0.00000000	0.00000000	3.65916669	1,000.00000000
C	36253BBB8	1,000.00000000	0.00000000	3.90755526	0.00000000	0.00000000	0.00000000	0.00000000	3.90755526	1,000.00000000
D	36253BAE3	1,000.00000000	0.00000000	3.90755508	0.00000000	0.00000000	0.00000000	0.00000000	3.90755508	1,000.00000000
E	36253BAG8	1,000.00000000	0.00000000	2.98500000	0.00000000	0.00000000	0.00000000	0.00000000	2.98500000	1,000.00000000
F	36253BAJ2	1,000.00000000	0.00000000	2.98499976	0.00000000	0.00000000	0.00000000	0.00000000	2.98499976	1,000.00000000
G	36253BAL7	1,000.00000000	0.00000000	2.01088260	0.97411760	12.23223759	0.00000000	0.00000000	2.01088260	1,000.00000000
S	36253BBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253BAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253BAW3	695.80414711	0.00000000	0.54915384	0.00000000	0.00000000	0.00000000	0.00000000	0.54915384	694.64759064
X-B	36253BAX1	1,000.00000000	0.00000000	0.24838843	0.00000000	0.00000000	0.00000000	0.00000000	0.24838843	1,000.00000000
X-C	36253BAA1	1,000.00000000	0.00000000	0.92255497	0.00000000	0.00000000	0.00000000	0.00000000	0.92255497	1,000.00000000
X-D	36253BAC7	1,000.00000000	0.00000000	0.92255515	0.00000000	0.00000000	0.00000000	0.00000000	0.92255515	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	150,571.73	0.00	150,571.73	0.00	0.00	0.00	150,571.73	0.00
A-4	09/01/21 - 09/30/21	30	0.00	478,266.67	0.00	478,266.67	0.00	0.00	0.00	478,266.67	0.00
A-5	09/01/21 - 09/30/21	30	0.00	698,610.05	0.00	698,610.05	0.00	0.00	0.00	698,610.05	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	73,886.53	0.00	73,886.53	0.00	0.00	0.00	73,886.53	0.00
X-A	09/01/21 - 09/30/21	30	0.00	395,334.20	0.00	395,334.20	0.00	0.00	0.00	395,334.20	0.00
X-B	09/01/21 - 09/30/21	30	0.00	17,911.29	0.00	17,911.29	0.00	0.00	0.00	17,911.29	0.00
X-C	09/01/21 - 09/30/21	30	0.00	15,522.91	0.00	15,522.91	0.00	0.00	0.00	15,522.91	0.00
X-D	09/01/21 - 09/30/21	30	0.00	49,894.10	0.00	49,894.10	0.00	0.00	0.00	49,894.10	0.00
A-S	09/01/21 - 09/30/21	30	0.00	160,653.78	0.00	160,653.78	0.00	0.00	0.00	160,653.78	0.00
B	09/01/21 - 09/30/21	30	0.00	263,862.51	0.00	263,862.51	0.00	0.00	0.00	263,862.51	0.00
C	09/01/21 - 09/30/21	30	0.00	150,276.76	0.00	150,276.76	0.00	0.00	0.00	150,276.76	0.00
D	09/01/21 - 09/30/21	30	0.00	234,812.80	0.00	234,812.80	0.00	0.00	0.00	234,812.80	0.00
E	09/01/21 - 09/30/21	30	0.00	50,225.61	0.00	50,225.61	0.00	0.00	0.00	50,225.61	0.00
F	09/01/21 - 09/30/21	30	0.00	60,986.53	0.00	60,986.53	0.00	0.00	0.00	60,986.53	0.00
G	09/01/21 - 09/30/21	30	377,725.25	100,449.76	0.00	100,449.76	32,780.53	0.00	0.00	67,669.24	411,633.29
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			377,725.25	2,901,265.23	0.00	2,901,265.23	32,780.53	0.00	0.00	2,868,484.71	411,633.29

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36253BBB8	4.689066%	38,458,000.00	38,458,000.00	0.00	150,276.76	0.00	0.00	150,276.76	38,458,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			157,440,000.03	157,440,000.00	0.00	574,793.05	0.00	0.00	574,793.05	157,440,000.00

Exchangeable Certificate Details
PEZ	36253BBA0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information

Total Available Distribution Amount (1)	3,701,086.24
Percentage of Cutoff Date Balance of Loans Remaining
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	0
Aggregate Unpaid Principal Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,917,674.23	Master Servicing Fee	13,005.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,936.62
Interest Adjustments	0.00	Trustee Fee	321.74
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.37
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	835.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,917,674.23	Total Fees	16,408.98

Principal		Expenses/Reimbursements
Scheduled Principal	832,601.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,072.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,708.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	832,601.53	Total Expenses/Reimbursements	32,780.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,868,484.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	832,601.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,701,086.24
Total Funds Collected	3,750,275.76	Total Funds Distributed	3,750,275.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	742,475,830.83	742,475,830.83	Beginning Certificate Balance	742,475,830.09
(-) Scheduled Principal Collections	832,601.53	832,601.53	(-) Principal Distributions	832,601.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	741,643,229.30	741,643,229.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	742,571,491.46	742,571,491.46	Ending Certificate Balance	741,643,228.56
Ending Actual Collateral Balance	741,779,310.84	741,779,310.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP
3,000,000 or less	5	12,256,291.05	1.65%	31	5.0895	1.672551	1.30 or less	12	292,113,395.10	39.39%	21	4.6529	0.739784
3,000,001 to 5,000,000	10	42,136,414.85	5.68%	31	4.8999	1.883100	1.31-1.40	5	32,603,399.07	4.40%	32	4.7505	1.346519
5,000,001 to 10,000,000	15	102,790,181.10	13.86%	31	4.8499	1.520019	1.41-1.50	5	31,003,241.26	4.18%	31	4.9264	1.449567
10,000,001 to 15,000,000	10	123,535,668.05	16.66%	32	4.7090	1.388395	1.51-1.60	2	11,570,294.40	1.56%	32	4.8894	1.564606
15,000,001 to 20,000,000	1	18,770,160.52	2.53%	32	4.7190	(0.363000)	1.61-1.70	3	26,331,463.76	3.55%	32	4.6756	1.647067
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	20,197,472.43	2.72%	32	4.7338	1.764957
30,000,001 to 60,000,000	1	31,618,575.08	4.26%	31	4.8400	2.028500	1.81-1.90	1	11,007,233.42	1.48%	31	4.6580	1.827000
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.20	9	167,564,929.63	22.59%	31	4.7038	2.087427
80,000,001 to 100,000,000	2	185,000,000.00	24.94%	15	4.5262	1.314327	2.21 or greater	6	33,715,861.58	4.55%	31	4.7193	2.545315
100,000,001 or greater	1	110,000,000.00	14.83%	30	4.6600	1.179000	Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867
Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	115,535,938.65	15.58%	31	4.8171	NAP
							Defeased	26	115,535,938.65	15.58%	31	4.8171	NAP
Alabama	3	17,223,953.61	2.32%	32	4.6988	1.705105
							Industrial	3	18,076,610.17	2.44%	31	4.7726	1.947395
Arizona	1	6,437,030.82	0.87%	31	4.9290	2.321500
							Lodging	2	19,603,525.14	2.64%	31	5.0573	0.481532
California	3	15,615,420.77	2.11%	32	4.9018	1.640579
							Mixed Use	4	114,105,363.07	15.39%	5	4.5174	0.685991
Colorado	3	7,805,640.70	1.05%	32	4.8324	1.391614
							Multi-Family	5	58,667,676.86	7.91%	31	4.7688	1.786515
Florida	3	19,315,644.02	2.60%	31	4.7383	1.988772
							Office	15	186,566,638.18	25.16%	31	4.6590	1.645328
Georgia	1	4,736,396.30	0.64%	32	4.9175	1.518300
							Retail	20	212,170,922.10	28.61%	31	4.7575	1.329668
Illinois	1	9,364,811.99	1.26%	31	4.7350	1.386200
							Self Storage	6	16,916,555.76	2.28%	31	4.8129	2.421469
Indiana	1	2,636,679.99	0.36%	32	5.1000	2.101100
							Totals	81	741,643,229.30	100.00%	27	4.7155	1.388867
Kentucky	1	12,932,226.07	1.74%	32	4.6500	1.328100

Maine	1	110,000,000.00	14.83%	30	4.6600	1.179000

Michigan	9	85,322,063.98	11.50%	31	4.8269	1.372553

New Hampshire	1	12,293,235.22	1.66%	31	4.7400	1.043000

New Mexico	1	13,572,413.47	1.83%	32	4.5470	2.087000

North Carolina	4	106,011,579.10	14.29%	3	4.5378	0.454278

North Dakota	1	3,216,352.43	0.43%	32	5.0000	1.268900

Ohio	2	21,426,926.67	2.89%	32	4.7166	1.119843

Pennsylvania	5	28,183,208.46	3.80%	32	4.9607	1.261800

South Carolina	3	25,675,367.96	3.46%	31	4.8989	1.232875

Tennessee	1	5,620,114.90	0.76%	31	4.4000	3.262400

Texas	3	18,718,223.81	2.52%	32	4.6617	1.762620

Washington	7	100,000,001.00	13.48%	31	4.6080	2.129500

Totals	81	741,643,229.30	100.00%	27	4.7155	1.388867

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP
	4.500% or less	2	90,620,115.18	12.22%	(2)	4.4281	0.535594	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	342,519,580.95	46.18%	31	4.6397	1.506377	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	20	156,665,148.68	21.12%	31	4.8824	1.598485	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	33,873,745.12	4.57%	32	5.0798	1.128229	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	1	2,428,700.72	0.33%	29	5.4500	1.905300	49 months or greater	45	626,107,290.65	84.42%	26	4.6967	1.370006
	Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867	Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP
	60 months or less	45	626,107,290.65	84.42%	26	4.6967	1.370006	Interest Only	3	295,000,000.00	39.78%	21	4.5761	1.263866
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	42	331,107,290.65	44.65%	31	4.8042	1.464572
	Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	115,535,938.65	15.58%	31	4.8171	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	616,701,636.89	83.15%	26	4.6953	1.364067
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	9,405,653.76	1.27%	32	4.7880	1.759400
	Totals	52	741,643,229.30	100.00%	27	4.7155	1.388867
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101154	RT	South Portland	ME	Actual/360	4.660%	427,166.67	0.00	0.00	N/A	04/03/24	--	110,000,000.00	110,000,000.00	10/03/21
2	302090002	OF	Seattle	WA	Actual/360	4.608%	384,000.00	0.00	0.00	N/A	05/06/24	--	100,000,000.00	100,000,000.00	10/06/21
3	304101183	MU	Charlotte	NC	Actual/360	4.430%	313,791.67	0.00	0.00	N/A	06/06/21	--	85,000,000.00	85,000,000.00	09/06/21
7	302090007	MF	Various	IL	Actual/360	4.990%	133,979.69	44,578.45	0.00	N/A	06/06/24	--	32,219,565.19	32,174,986.74	10/06/21
8	302090008	MF	Pittsfield Township	MI	Actual/360	4.840%	127,710.45	45,173.71	0.00	N/A	05/06/24	--	31,663,748.79	31,618,575.08	10/06/21
9	407000246	SS	Various	CA	Actual/360	4.878%	110,460.31	53,660.10	0.00	N/A	02/06/24	--	27,170,722.86	27,117,062.76	10/06/21
10	407000259	OF	Huntsville	AL	Actual/360	4.595%	51,261.46	25,585.90	0.00	N/A	06/06/24	--	13,388,562.96	13,362,977.06	10/06/21
11	407000257	IN	Tampa	FL	Actual/360	4.595%	22,555.04	11,257.80	0.00	N/A	06/06/24	--	5,890,967.56	5,879,709.76	10/06/21
12	302090012	OF	Southfield	MI	Actual/360	4.719%	73,962.27	37,790.52	0.00	N/A	06/06/24	--	18,807,951.04	18,770,160.52	10/06/21
13	302090013	MF	Shelby Township	MI	Actual/360	4.592%	60,074.85	32,115.10	0.00	N/A	06/06/24	--	15,699,001.80	15,666,886.70	10/06/21
14	302090014	MF	Kent	OH	Actual/360	4.597%	55,001.47	29,350.28	0.00	N/A	06/06/24	--	14,357,573.80	14,328,223.52	10/06/21
15	695100283	MU	Bloomfield Township	MI	Actual/360	4.842%	57,243.58	28,163.96	0.00	N/A	05/06/24	--	14,186,761.45	14,158,597.49	10/06/21
16	695100293	RT	Gallup	NM	Actual/360	4.547%	51,527.29	26,168.68	0.00	N/A	06/06/24	--	13,598,582.15	13,572,413.47	10/06/21
17	302090017	OF	Lexington	KY	Actual/360	4.650%	50,207.55	24,559.79	0.00	N/A	06/06/24	--	12,956,785.86	12,932,226.07	10/06/21
18	304101176	OF	Portsmouth	NH	Actual/360	4.740%	48,656.28	24,811.03	0.00	N/A	05/06/24	--	12,318,046.42	12,293,235.39	10/06/21
19	302090019	SS	Various	AL	Actual/360	4.590%	48,719.92	18,870.27	0.00	N/A	06/06/24	03/06/24	12,737,233.73	12,718,363.46	10/06/21
20	407000250	MU	Aventura	FL	Actual/360	4.658%	42,813.65	22,475.07	0.00	N/A	05/06/24	--	11,029,708.49	11,007,233.42	10/06/21
21	695100282	LO	North Charleston	SC	Actual/360	4.995%	44,995.97	20,995.51	0.00	N/A	05/06/24	--	10,809,841.87	10,788,846.36	10/06/21
22	695100292	RT	Johnstown	PA	Actual/360	4.860%	41,792.19	18,962.10	0.00	N/A	06/06/24	--	10,319,058.70	10,300,096.60	07/06/21
23	302090023	RT	Tyler	TX	Actual/360	4.686%	42,212.04	16,768.42	0.00	N/A	06/06/24	--	10,808,587.09	10,791,818.67	10/06/21
24	302090024	MH	Various	Various	Actual/360	5.077%	39,261.58	17,711.38	0.00	N/A	04/06/24	--	9,278,954.97	9,261,243.59	10/06/21
25	695100285	RT	Buffalo Grove	IL	Actual/360	4.735%	37,021.66	17,656.42	0.00	05/06/24	05/06/29	--	9,382,468.41	9,364,811.99	10/06/21
26	304101169	LO	Broomfield	CO	Actual/360	4.700%	35,551.62	18,386.71	0.00	N/A	05/06/24	--	9,077,009.44	9,058,622.73	10/06/21
27	695100294	OF	Myrtle Beach	SC	Actual/360	4.788%	37,593.88	16,371.97	0.00	N/A	06/06/24	--	9,422,025.73	9,405,653.76	08/06/21
28	302090028	LO	Pineville	NC	Actual/360	5.133%	37,779.99	16,721.02	0.00	N/A	06/06/24	--	8,831,399.71	8,814,678.69	10/06/21
29	302090029	SS	Various	GA	Actual/360	4.590%	36,539.94	14,152.70	0.00	N/A	06/06/24	03/06/24	9,552,925.37	9,538,772.67	10/06/21
30	304101179	RT	Various	Various	Actual/360	5.000%	32,770.53	15,181.06	0.00	N/A	06/06/24	--	7,864,926.44	7,849,745.38	10/06/21
31	302090031	OF	Cincinnati	OH	Actual/360	4.958%	29,386.86	13,888.01	0.00	N/A	05/06/24	--	7,112,591.32	7,098,703.31	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	302090032	IN	Charlotte	NC	Actual/360	4.859%	28,553.09	13,967.59	0.00	N/A	05/06/24	--	7,052,321.89	7,038,354.30	10/06/21
34	304101178	OF	San Diego	CA	Actual/360	4.870%	27,788.88	13,465.69	0.00	N/A	06/06/24	--	6,847,363.79	6,833,898.10	10/06/21
35	407000239	RT	Gilbert	AZ	Actual/360	4.929%	26,492.05	12,646.02	0.00	N/A	05/06/24	--	6,449,677.18	6,437,031.16	10/06/21
36	302090036	OF	College Station	TX	Actual/360	4.519%	22,169.68	17,925.90	0.00	N/A	05/06/24	--	5,887,709.29	5,869,783.39	10/06/21
37	302090037	RT	Various	Various	Actual/360	4.995%	25,607.46	11,948.67	0.00	N/A	05/06/24	--	6,151,942.15	6,139,993.48	10/06/21
38	304101180	RT	Pittsburgh	PA	Actual/360	5.070%	24,544.67	11,100.81	0.00	N/A	06/06/24	--	5,809,390.13	5,798,289.32	10/06/21
40	407000251	SS	Madison	TN	Actual/360	4.400%	20,650.72	11,898.74	0.00	N/A	05/06/24	--	5,632,013.92	5,620,115.18	10/06/21
41	304101173	RT	Columbia	SC	Actual/360	4.900%	22,424.36	10,812.40	0.00	N/A	05/06/24	--	5,491,679.72	5,480,867.32	06/06/21
42	302090042	IN	Charlotte	NC	Actual/360	4.859%	20,927.11	10,237.11	0.00	N/A	05/06/24	--	5,168,783.07	5,158,545.96	10/06/21
43	304101171	RT	Altoona	PA	Actual/360	5.020%	19,757.45	13,630.64	0.00	N/A	05/06/24	--	4,722,897.55	4,709,266.91	10/06/21
44	407000252	RT	Athens	GA	Actual/360	4.918%	19,447.34	9,269.37	0.00	N/A	06/06/24	--	4,745,665.67	4,736,396.30	09/06/21
45	304101184	SS	Various	Various	Actual/360	4.940%	19,788.76	8,202.18	0.00	N/A	05/06/24	--	4,806,986.50	4,798,784.32	10/06/21
46	304101175	MF	Clio	MI	Actual/360	4.860%	17,829.64	8,717.34	0.00	N/A	05/06/24	--	4,402,380.83	4,393,663.49	10/06/21
47	695100287	MF	Warren	MI	Actual/360	4.623%	16,781.13	8,919.86	0.00	N/A	05/06/24	--	4,355,907.55	4,346,987.69	10/06/21
48	304101174	MF	Big Rapids	MI	Actual/360	4.880%	16,218.28	7,874.50	0.00	N/A	05/06/24	--	3,988,101.21	3,980,226.71	10/06/21
49	302090049	RT	Centennial	CO	Actual/360	4.800%	16,194.43	7,022.01	0.00	N/A	06/06/24	--	4,048,606.94	4,041,584.93	10/06/21
50	302090050	MU	Palm Springs	CA	Actual/360	4.843%	15,927.00	7,271.44	0.00	N/A	06/06/24	--	3,946,804.03	3,939,532.59	10/06/21
51	304101187	SS	Various	AL	Actual/360	5.060%	16,311.67	7,402.53	0.00	N/A	06/06/24	--	3,868,379.08	3,860,976.55	10/06/21
53	695100286	RT	Farmington Hills	MI	Actual/360	5.089%	14,144.82	6,391.10	0.00	N/A	05/06/24	--	3,335,386.46	3,328,995.36	10/06/21
54	304101182	SS	Indianapolis	IN	Actual/360	5.100%	11,225.79	4,682.64	0.00	N/A	06/06/24	--	2,641,362.63	2,636,679.99	10/06/21
55	695100290	RT	Troy	MI	Actual/360	5.030%	10,248.66	4,699.06	0.00	N/A	06/06/24	--	2,445,007.99	2,440,308.93	10/06/21
56	301461001	RT	Marianna	FL	Actual/360	5.450%	11,050.68	4,477.36	0.00	N/A	03/06/24	--	2,433,178.08	2,428,700.72	10/06/21
57	302090057	RT	Centennial	CO	Actual/360	4.800%	9,881.35	4,284.61	0.00	N/A	06/06/24	--	2,470,336.65	2,466,052.04	10/06/21
58	302090058	RT	Novi	MI	Actual/360	5.070%	9,670.80	4,398.00	0.00	N/A	05/06/24	--	2,288,947.37	2,284,549.37	10/06/21
Totals							2,917,674.23	832,601.53	0.00				742,475,830.83	741,643,229.30

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,185,316.24	7,042,366.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,181,113.42	12,661,903.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,731,823.21	960,610.61	01/01/21	06/30/21	09/07/21	5,552,736.86	0.00	313,083.34	313,083.34	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,809,308.69	2,170,187.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,732,558.00	864,341.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	950,770.00	518,203.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,349,365.40	6,489.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	572,327.06	482,792.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,505,365.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,809,185.07	1,042,811.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,724,283.64	740,003.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,169,594.99	547,521.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,474,103.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	370,749.74	1,077,337.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	141,899.91	01/01/21	03/31/21	05/06/21	307,438.90	0.00	60,292.94	180,942.06	0.00	0.00
23	1,347,802.15	664,069.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	918,506.26	497,417.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,223,163.00	299,914.00	01/01/18	03/31/18	--	0.00	0.00	53,858.67	107,771.92	0.00	0.00
28	(29,010.00)	(131,239.00)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	783,383.15	796,150.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	946,527.47	479,833.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,101,721.00	610,748.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	753,958.33	434,391.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	834,032.21	580,849.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,008,497.44	437,627.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	765,596.15	371,101.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	681,687.90	343,646.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,220,261.53	646,774.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	107,129.97	01/01/21	06/30/21	10/06/20	1,980,907.63	53,100.44	25,102.09	124,688.22	0.00	0.00
42	546,188.14	245,891.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	822,233.30	416,922.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	547,882.66	285,793.19	01/01/21	06/30/21	--	0.00	0.00	28,598.07	28,598.07	0.00	0.00
45	668,138.96	342,596.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	871,756.04	436,535.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	910,544.15	462,312.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	412,215.00	199,568.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	472,051.70	195,489.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	556,202.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	535,380.75	281,856.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	562,712.04	176,277.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	408,827.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	402,953.30	147,828.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	363,318.88	187,695.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	267,223.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	268,406.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	83,738,025.78	37,773,651.33				7,841,083.39	53,100.44	480,935.12	755,083.61	0.00	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	1	9,405,653.76	1	10,300,096.60	1	5,480,867.32	0	0.00	1	5,480,867.32	0	0.00	0	0.00	0	0.00	4.715489%	4.655003%	27
09/13/21	2	19,741,084.43	1	5,491,679.72	0	0.00	0	0.00	1	5,491,679.72	0	0.00	0	0.00	0	0.00	4.715587%	4.655122%	28
08/12/21	1	5,501,702.35	0	0.00	0	0.00	0	0.00	1	5,501,702.35	0	0.00	0	0.00	0	0.00	4.715676%	4.655231%	29
07/12/21	0	0.00	0	0.00	1	10,353,977.40	0	0.00	1	5,511,682.87	0	0.00	0	0.00	0	0.00	4.715765%	4.655339%	30
06/11/21	0	0.00	0	0.00	1	10,372,722.17	0	0.00	1	5,522,369.95	0	0.00	0	0.00	0	0.00	4.715861%	4.655455%	31
05/12/21	0	0.00	1	10,389,994.33	1	5,532,263.63	0	0.00	1	5,532,263.63	0	0.00	0	0.00	2	65,113,162.52	4.715949%	4.655562%	32
04/12/21	1	85,000,000.00	1	5,542,867.02	1	10,408,593.82	0	0.00	1	5,542,867.02	0	0.00	0	0.00	0	0.00	4.718200%	4.659910%	31
03/12/21	1	5,552,674.58	0	0.00	1	10,425,716.49	0	0.00	1	5,552,674.58	0	0.00	0	0.00	1	1,914,723.72	4.718280%	4.686163%	32
02/12/21	0	0.00	1	10,446,981.19	1	5,564,703.64	0	0.00	1	5,564,703.64	0	0.00	0	0.00	0	0.00	4.718803%	4.686713%	33
01/12/21	1	10,463,943.87	0	0.00	1	5,574,419.45	0	0.00	1	5,574,419.45	1	110,000,000.00	0	0.00	0	0.00	4.718883%	4.686784%	34
12/11/20	0	0.00	0	0.00	1	5,584,094.43	0	0.00	1	5,584,094.43	0	0.00	0	0.00	0	0.00	4.718963%	4.686854%	35
11/13/20	1	10,499,068.92	0	0.00	1	5,594,487.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719049%	4.686931%	36
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304101183	09/06/21	0	5	313,083.34	313,083.34	10,451.00	85,000,000.00	03/16/21	2
22	695100292	07/06/21	2	2	60,292.94	180,942.06	17,906.50	10,353,977.39	05/10/19	2
27	695100294	08/06/21	1	1	53,858.67	107,771.92	0.00	9,437,082.49
41	304101173	06/06/21	3	3	25,102.09	124,688.22	85,867.40	5,522,369.95	01/09/19	7			11/10/20
44	407000252	09/06/21	0	B	28,598.07	28,598.07	0.00	4,745,665.67
Totals					480,935.12	755,083.61	114,224.90	115,059,095.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		85,000,000	0	85,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		647,278,417	622,091,800	19,705,750		5,480,867
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		9,364,812	9,364,812	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	741,643,229	631,456,612	9,405,654	10,300,097	0	5,480,867
Sep-21	742,475,831	632,243,067	104,741,084	0	0	5,491,680
Aug-21	743,245,493	737,743,790	0	0	0	5,501,702
Jul-21	744,011,985	728,146,325	0	0	10,353,977	5,511,683
Jun-21	744,835,145	728,940,052	0	0	10,372,722	5,522,370
May-21	745,595,090	729,672,832	0	10,389,994	0	5,532,264
Apr-21	811,633,260	710,681,799	85,000,000	0	10,408,594	5,542,867
Mar-21	812,485,873	796,507,481	0	0	10,425,716	5,552,675
Feb-21	815,462,112	799,450,428	0	10,446,981	0	5,564,704
Jan-21	816,311,948	800,273,585	10,463,944	0	0	5,574,419
Dec-20	817,158,289	811,574,194	0	0	0	5,584,094
Nov-20	818,070,599	801,977,043	10,499,069	0	5,594,487	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304101183	85,000,000.00	85,000,000.00	87,000,000.00	08/24/21	676,449.11	0.35530	06/30/21	06/06/21	I/O
22	695100292	10,300,096.60	10,353,977.39	10,500,000.00	03/01/21	114,125.91	0.62610	03/31/21	06/06/24	271
41	304101173	5,480,867.32	5,522,369.95	3,700,000.00	05/04/21	76,383.47	0.38300	06/30/21	05/06/24	270
Totals		100,780,963.92	100,876,347.34	101,200,000.00		866,958.49

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304101183	MU	NC	03/16/21	2

22	695100292	RT	PA	05/10/19	2

41	304101173	RT	SC	01/09/19	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101154	0.00	4.66000%	0.00	4.66000%	10	11/03/20	11/03/20	12/07/20
28	302090028	9,065,207.00	5.13300%	9,065,207.00 5.13300%		10	05/04/20	05/06/20	07/06/20
Totals		9,065,207.00		9,065,207.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	17,708.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	8,072.20	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,708.33	0.00	0.00	8,072.20	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,780.53

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28